Offsets	Oct. 21, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	F-4
File Number	333-289468
Initial Filing Date	Aug. 11, 2025
Fee Offset Claimed	$ 173,119.51
Explanation for Claimed Amount	In connection with the Registration Statement on Form F-4 filed with the Securities and Exchange Commission on August 11, 2025 (File No. 333-289468), the registrant paid $187,883.02 with that submission.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	BioNTech SE
Form or Filing Type	F-4
File Number	333-289468
Filing Date	Aug. 11, 2025
Fee Paid with Fee Offset Source	$ 187,883.02
Offset Note	In connection with the Registration Statement on Form F-4 filed with the Securities and Exchange Commission on August 11, 2025 (File No. 333-289468), the registrant paid $187,883.02 with that submission.